Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2019
Personnel expenses [abstract]
Schedule of employee benefit expenses
Expenses incurred by
non-project
related function personnel are classified as personnel expenses by the Group.

	2019	2018	2017
	€	€	€
Wages, salaries and payroll benefits	118,759	115,156	99,178
Social security	12,864	9,047	8,219
Pension costs	7,190	7,863	7,239
Share-based payment expenses	19,045	7,777	16,377
Others	5,724	4,590	4,092

	163,582	144,433	135,105